Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies and Practices [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful Life
Office equipment	2 years
Office furniture and fixtures	2 years
Leasehold improvements	lesser of lease term or expected useful life